N-2	Apr. 27, 2023
Cover [Abstract]
Entity Central Index Key	0001413837
Amendment Flag	false
Securities Act File Number	001-36461
Document Type	8-K
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	638-9636
Entity Emerging Growth Company	false